Supplemental Cash Flow Inforamation (Tables)	9 Months Ended
Oct. 31, 2021
Disclosure of cash flow statement [text block] [Abstract]
Schedule of supplemental information
For the Period from Inception on February 5, 2021 to October 31, 2021

Supplemental information
Interest paid	$—
Income taxes paid	—
Non-cash investing and financing activities
Offering costs included in accounts payable and liabilities	$53,725
Acquisition of assets for common shares	1,367,668
Shares issued to finder	323,913
Warrants issued pursuant to the September and Distribution Agreement	$284,500